Line of Credit	3 Months Ended
Sep. 30, 2019
Line of Credit Facility [Abstract]
Line of Credit

Note 3 - Line of Credit

The Company has a $1,250,000 line of credit at September 30, 2019 and June 30, 2019 bearing interest at prime plus 0.5% (5.5% at September 30, 2019 and 6.0% June 30, 2019) which expires December 2019. The line of credit is collateralized by certain real estate owned by a family member of a stockholder, 850,000 shares of the Company's common stock owned by two stockholders, personal guarantees of two stockholders, and a key man life insurance policy. A minimum average bank balance of $50,000 is required as part of the line of credit agreement. In addition, a 20% curtailment of the outstanding balance may occur during 2019. The outstanding balance was $1,230,550 at September 30, 2019 and June 30, 2019.